Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Net	$ 80	$ 90	$ 92
Operating Leases, Future Minimum Payments Due, Current	69
Operating Leases, Future Minimum Payments, Due in Two Years	50
Operating Leases, Future Minimum Payments, Due in Three Years	40
Operating Leases, Future Minimum Payments, Due in Four Years	33
Operating Leases, Future Minimum Payments, Due in Five Years	23
Operating Leases, Future Minimum Payments, Due Thereafter	44
Operating Leases, Future Minimum Payments Due	$ 259